UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from September 1, 2020 to September 30, 2020

Commission File Number of issuing entity: 333-210865-06

Central Index Key Number of issuing entity: 0001766101

WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST 2019-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-210865

Central Index Key Number of depositor: 0001439697

WORLD OMNI AUTO LEASING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Peter Sheptak, Assistant Secretary, (954) 429-2174

(Name and telephone number, including area code,

of the person to contact in connection with this filing

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

90-0399122

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                                                                                                                                    Yes ☒      No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of World Omni Automobile Lease Securitization Trust 2019-A for the distribution period commencing on September 1, 2020 and expiring on September 30, 2020 which Certificate is incorporated by reference herein. See the Exchange Note Sale Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on March 13, 2019 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

Item 1A. Asset-Level Information.

The Asset Data File for the asset pool of the Issuing Entity for the September Collection Period filed as Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on October 23, 2020 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The Asset Related Document (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the September Collection Period filed as Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 10, 2020

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Not applicable.

Item 10. Exhibits.

Exhibit 99.1. Monthly Servicer’s Certificate for the distribution period commencing on September 1, 2020 and expiring on September 30, 2020.

Exhibit 102. Asset Data File for the reporting period September 1, 2020 to September 30, 2020 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-A on October 23, 2020 which is incorporated by reference herein).

Exhibit 103. Asset Related Document for the reporting period September 1, 2020 to September 30, 2020 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-A on October 23, 2020 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Automobile Lease Securitization Trust 2019-A
(Issuing entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: October 23, 2020		/s/ Ronald J. Virtue
Ronald J. Virtue
Assistant Treasurer

Exhibit Index

Exhibit No.	Description
Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on September 1, 2020 and expiring on September 30, 2020.
Exhibit 102

Asset Data File for the reporting period September 1, 2020 to September 30, 2020 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-A on October 23, 2020 which is incorporated by reference herein).

Exhibit 103

Asset Related Document for the reporting period September 1, 2020 to September 30, 2020 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2019-A on October 23, 2020 which is incorporated by reference herein).